Allowance for Loan Losses - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) SecurityLoan	Dec. 31, 2018 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Period for calculating Loss migration rates of portfolio segments	3 years
Allowance for loan losses	$ 14,767,000	$ 13,679,000
Number of days past due for loans to be considered as nonperforming	90 days
Reasonable period for nonperforming TDRs to be returned to performing status	6 months
Number of days reaching where loans are considered for nonaccrual status	90 days
Conditions where loans are considered for nonaccrual status	A loan may be returned to accruing status only if one of three conditions are met: the loan is well-secured and none of the principal and interest has been past due for a minimum of 90 days; the loan is a TDR and the borrower has made a minimum of six months payments; or the principal and interest payments are reasonably assured and a sustained period of performance has occurred, generally six months.
Gross interest income recorded on nonaccrual loans	$ 571,000	587,000	$ 712,000
Interest income on nonaccrual loans recognized on cash basis	$ 379,000	$ 360,000	$ 139,000
Defaulted loans | SecurityLoan	0	0	0
Impaired loans	greater than $350
Foreclosed assets	$ 0	$ 0
Allowance for loan losses recorded for acquired loans	0	8,000
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential mortgages in process of foreclosure	1,022,000	311,000
TDRs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 91,000	$ 141,000	$ 169,000